Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Employee Benefit Plans
Note 10 — EMPLOYEE BENEFIT PLANS
We recognize actuarial gains and losses in our operating results in the year in which the gains or losses occur. These gains and losses are generally only measured annually as of December 31 and, accordingly, are recorded during the fourth quarter of each year. We recognized a charge of $15.6 million and $3.3 million in the fourth quarter of 2018 and 2017, respectively, related to the actuarial losses during the year. We recognized a benefit of $8.4 million in the fourth quarter of 2016, related to the actuarial gain during the year.
All U.S. qualified defined benefit pension plans are frozen, no longer accrue benefits and are closed to new participants. We have foreign pension plans that accrue benefits. The plans generally provide benefit payments using a formula that is based upon employee compensation and length of service.
The following tables present the change in benefit obligation, change in plan assets and components of funded status for defined benefit pension and post-retirement health care benefit plans.

	Pension Benefits		Health Care Benefits
(In millions)	2018	2017	2018	2017
Change in benefit obligation:
Projected benefit obligation — beginning of year	$507.7	$503.0	$8.8	$10.8
Service cost	0.6	0.6	—	—
Interest cost	17.6	19.3	0.3	0.4
Actuarial (gain) loss	(23.9)	21.3	(0.6)	(1.7)
Benefits paid	(37.7)	(38.8)	(0.8)	(0.9)
Other	(1.6)	2.3	(0.3)	0.2
Projected benefit obligation — end of year	$462.7	$507.7	$7.4	$8.8
Projected salary increases	(1.6)	(2.0)	—	—
Accumulated benefit obligation	$461.1	$505.7	$7.4	$8.8
Change in plan assets:
Plan assets — beginning of year	$484.7	$474.3	$—	$—
Actual (loss) return on plan assets	(16.4)	44.0	—	—
Company contributions	4.5	4.6	0.8	0.9
Benefits paid	(37.7)	(38.8)	(0.8)	(0.9)
Other	(0.7)	0.6	—	—
Plan assets — end of year	$434.4	$484.7	$—	$—
Unfunded status at end of year	$(28.3)	$(23.0)	$(7.4)	$(8.8)

Amounts included in the accompanying Consolidated Balance Sheets as of December 31 are as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2018	2017	2018	2017
Non-current assets	$23.5	$35.9	$—	$—
Accrued expenses and other liabilities	$4.1	$4.4	$0.8	$1.0
Other non-current liabilities	$47.7	$54.5	$6.6	$7.8

As of December 31, 2018 and 2017, we had plans with total projected and accumulated benefit obligations in excess of the related plan assets as follows:

	Pension Benefits		Health Care Benefits
(In millions)	2018	2017	2018	2017
Projected benefit obligation	$56.4	$63.9	$7.4	$8.8
Accumulated benefit obligation	$54.8	$61.9	$7.4	$8.8
Fair value of plan assets	$4.6	$5.1	$—	$—

Weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Health Care Benefits
	2018	2017	2018	2017
Discount rate	4.11%	3.62%	3.98%	3.60%
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	6.09%	6.29%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2027	2027

The following table summarizes the components of net periodic benefit cost or gain that was recognized during each of the years in the three-year period ended December 31, 2018.

	Pension Benefits			Health Care Benefits
(In millions)	2018	2017	2016	2018	2017	2016
Components of net periodic benefit costs (gains):
Service cost	$0.6	$0.6	$1.0	$—	$—	$—
Interest cost	17.6	19.3	20.7	0.3	0.4	0.5
Expected return on plan assets	(23.8)	(27.7)	(31.4)	—	—	—
Mark-to-market actuarial net losses (gains)	16.2	5.0	(7.8)	(0.6)	(1.7)	(0.6)
Other	(0.1)	—	—	—	—	—
Net periodic cost (benefit)	$10.5	$(2.8)	$(17.5)	$(0.3)	$(1.3)	$(0.1)

In 2018, we recognized a $15.6 million mark-to-market charge that was primarily a result of actual asset returns that were lower than our assumed returns. Partially offsetting the lower asset returns was the increase in our year end discount rates from 3.62% to 4.11%.
In 2017, we recognized a $3.3 million mark-to-market charge that was primarily a result of the decrease in our year end discount rates, from 3.97% to 3.62%, and updated mortality assumptions, partially offset by a higher than expected return on assets.
In 2016, we recognized an $8.4 million mark-to-market gain that was primarily a result of actual asset returns that were $5.7 million higher than our assumed returns and updated mortality assumptions. Partially offsetting these gains was the decrease in our year end discounts rates, from 4.10% to 3.97%.
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Benefits			Health Care Benefits
	2018	2017	2016	2018	2017	2016
Discount rate*	3.62%	3.97%	4.10%	3.60%	4.04%	4.12%
Expected long-term return on plan assets*	5.09%	6.08%	6.87%	—%	—%	—%
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	N/A	N/A	N/A	6.29%	6.52%	6.69%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	N/A	N/A	N/A	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	N/A	N/A	N/A	2027	2027	2027

*	The mark-to-market component of net periodic costs is determined based on discount rates as of year-end and actual asset returns during the year.
The expected long-term rate of return on pension assets was determined after considering the historical and forward looking long-term asset returns by asset category and the expected investment portfolio mix.
Our pension investment strategy is to diversify the portfolio among asset categories to enhance the portfolio’s risk-adjusted return as well as insulate it from exposure to changes in interest rates. Our asset mix considers the duration of plan liabilities, historical and expected returns of the investments, and the funded status of the plan. The pension asset allocation is reviewed and actively managed based on the funded status of the plan. Based on the current funded status of the plan, our pension asset investment allocation guidelines are to invest 83% in fixed income securities and 17% in equity securities. The plan keeps a minimal amount of cash available to fund benefit payments. These investments may include funds of multiple asset investment strategies and funds of hedge funds.
The fair values of pension plan assets at December 31, 2018 and 2017, by asset category, are as follows:

	Fair Value of Plan Assets at December 31, 2018
(In millions)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Investments (at Fair Value)
Asset category
Cash	$3.7	$—	$—	$3.7
Other	—	—	4.6	4.6
Total	$3.7	$—	$4.6	8.3

Investments measured at NAV:
Common collective funds:
United States equity				14.9
International equity				14.9
Global equity				8.5
Fixed income				387.8
Total common collective funds				426.1

Total investments at fair value				$434.4

	Fair Value of Plan Assets at December 31, 2017
(In millions)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Investments (at Fair Value)
Asset category
Cash	$4.3	$—	$—	$4.3
Other	—	—	5.1	5.1
Total	$4.3	$—	$5.1	9.4

Investments measured at NAV:
Common collective funds:
United States equity				19.2
International equity				19.4
Global equity				9.6
Fixed income				427.1
Total common collective funds				$475.3

Total investments at fair value				$484.7

Pension Plan Assets
Other assets are primarily insurance contracts for international plans. The U.S. equity common collective funds are predominately invested in equity securities actively traded in public markets. The international and global equity common collective funds have broadly diversified investments across economic sectors and focus on low volatility, long-term investments. The fixed income common collective funds consist primarily of publicly traded United States fixed interest obligations (principally investment grade bonds and government securities).
Level 1 assets are valued based on quoted market prices. Level 2 investments are valued based on quoted market prices and/or other market data for the same or comparable instruments and transactions of the underlying fixed income investments. The insurance contracts included in the other asset category are valued at the transacted price. Common collective funds are valued at the net asset value of units held by the fund at year end. The unit value is determined by the total value of fund assets divided by the total number of units of the fund owned.
The estimated future benefit payments for our pension and health care plans are as follows:

(In millions)	Pension Benefits	Health Care Benefits
2019	$38.3	$0.9
2020	37.7	0.8
2021	38.2	0.8
2022	36.2	0.7
2023	35.9	0.7
2024 through 2028	162.4	2.5

We currently estimate that 2019 employer contributions will be $4.3 million to all qualified and non-qualified pension plans and $0.9 million to all healthcare benefit plans.
PolyOne sponsors various voluntary retirement savings plans (RSP). Under the provisions of the plans, eligible employees receive defined Company contributions and are eligible for Company matching contributions based on their eligible earnings contributed to the plan. In addition, we may make discretionary contributions to the plans for eligible employees based on a specific percentage of each employee’s compensation.
Following are our contributions to the RSP:

(In millions)	2018	2017	2016
Retirement savings match	$10.1	$9.1	$8.2
Retirement benefit contribution	—	1.6	4.0
Total contributions	$10.1	$10.7	$12.2